UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1 - Schedule of Investments.

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-95.7%

Alaska-0.1%
	Industrial Development & Export Authority-Lot 12, VRDN (LOC: Bank of America N.A.)
$295,000	0.600%, 07/01/2012 (Putable on 08/05/2011) (a)	$295,000

California-1.1%
	Pollution Control Financing Authority, Solid Waste Disposal, George & Jennifer Deboer, VRDN (LOC: Wells Fargo Bank N.A.)
2,500,000	0.380%, 05/01/2029 (Putable on 08/05/2011) (a)	2,500,000
	Pollution Control Financing Authority, Solid Waste Disposal, Heritage Dairy, VRDN (LOC: Wells Fargo Bank N.A.)
1,500,000	0.380%, 10/01/2027 (Putable on 08/05/2011) (a)	1,500,000
	Statewide Communities Development Authority, Metropolitan Area Advisory, VRDN (LOC: Bank of America N.A.)
450,000	0.270%, 04/01/2032 (Putable on 08/05/2011) (a)	450,000

		4,450,000

Colorado-7.3%
	Health Facilities Authority Revenue, North Colorado Medical Center-Series A, VRDN (LOC: Compass Bank)
20,005,000	0.320%, 05/15/2030 (Putable on 08/01/2011) (a)	20,005,000
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,530,000	0.330%, 02/01/2029 (Putable on 08/05/2011) (a)	1,530,000
	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,940,000	0.230%, 12/01/2027 (Putable on 08/05/2011) (a)	2,940,000
	Housing & Finance Authority Economic Development Revenue, Super Vacuum Manufacturing Co.-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,755,000	0.380%, 10/01/2022 (Putable on 08/05/2011) (a)	1,755,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,250,000	0.280%, 09/01/2035 (Putable on 08/05/2011) (a)	1,250,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,572,000	0.280%, 12/01/2025 (Putable on 08/05/2011) (a)	1,572,000

		29,052,000

Delaware-1.0%
	State Health Facilities Authority Revenue, Beebe Medical Center Project, VRDN (LOC: PNC Bank N.A.)
4,000,000	0.130%, 06/01/2032 (Putable on 08/05/2011) (a)	4,000,000

Florida-3.9%
	Housing Finance Corp. Revenue, Northbridge Apartments-Series G-1, VRDN (LOC: KeyBank N.A.)
2,000,000	0.440%, 06/15/2036 (Putable on 08/05/2011) (a)	2,000,000
	Lee County Industrial Development Health Care Facilities Authority Revenue, Shady Rest Care Pavilion, VRDN (LOC: Fifth Third Bank)
3,745,000	0.300%, 06/01/2025 (Putable on 08/05/2011) (a)	3,745,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Wells Fargo Bank N.A.)
3,570,000	0.300%, 10/01/2035 (Putable on 08/05/2011) (a)	3,570,000

	Marion County Industrial Development Authority, Universal Forest Products, VRDN (LOC: JPMorgan Chase Bank)
1,850,000	0.300%, 11/01/2021 (Putable on 08/05/2011) (a)	1,850,000
	Polk County Industrial Development Authority, Elite Building Products, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
1,740,000	0.300%, 10/01/2027 (Putable on 08/05/2011) (a)	1,740,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
2,800,000	0.620%, 11/01/2024 (Putable on 08/05/2011) (a)	2,800,000

		15,705,000

Georgia-1.0%
	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
4,000,000	0.310%, 06/01/2027 (Putable on 08/05/2011) (a)	4,000,000

Illinois-14.3%
	City of Chicago Industrial Development Revenue, Enterprise Center VII, VRDN (LOC: Bank of America N.A.)
1,000,000	0.260%, 06/01/2022 (Putable on 08/05/2011) (a)	1,000,000
	City of Chicago Industrial Development Revenue, Victoria Limited, LLC, VRDN (LOC: Bank of America N.A.)
2,750,000	0.360%, 03/01/2034 (Putable on 08/05/2011) (a)	2,750,000
	City of Chicago O’Hare International Airport, Rocs RR II-Series R-11312, VRDN (CS: Assured Guaranty; LIQ: CitiBank N.A.)
14,645,000	0.230%, 01/01/2016 (Putable on 08/05/2011) (a)	14,645,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation, VRDN (LOC: U.S. Bank N.A.)
1,120,000	0.240%, 12/01/2019 (Putable on 08/05/2011) (a)	1,120,000
	City of Harvard Revenue, Northfield Court, VRDN (LOC: Fifth Third Bank)
7,350,000	0.220%, 12/01/2025 (Putable on 08/05/2011) (a)	7,350,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
660,000	0.380%, 10/01/2018 (Putable on 08/05/2011) (a)	660,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,250,000	0.380%, 01/01/2021 (Putable on 08/05/2011) (a)	1,250,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,185,000	0.380%, 06/01/2020 (Putable on 08/05/2011) (a)	1,185,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
455,000	0.380%, 10/01/2017 (Putable on 08/05/2011) (a)	455,000
	Finance Authority Industrial Development Revenue, Fine Points LLC, VRDN (LOC: JPMorgan Chase Bank)
440,000	0.380%, 01/01/2018 (Putable on 08/05/2011) (a)	440,000
	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc., VRDN (LOC: Bank of Montreal)
4,100,000	0.250%, 07/01/2028 (Putable on 08/05/2011) (a)	4,100,000
	Finance Authority Industrial Development Revenue, Haskris Co., VRDN (LOC: JPMorgan Chase Bank)
1,040,000	0.380%, 08/01/2021 (Putable on 08/05/2011) (a)	1,040,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: JPMorgan Chase Bank)
2,100,000	0.380%, 07/15/2023 (Putable on 08/05/2011) (a)	2,100,000
	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc., VRDN (LOC: Bank of Montreal)
3,000,000	0.250%, 12/01/2037 (Putable on 08/05/2011) (a)	3,000,000
	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Fifth Third Bank)
7,000,000	0.220%, 11/01/2033 (Putable on 08/05/2011) (a)	7,000,000

	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
795,000	0.380%, 12/01/2018 (Putable on 08/05/2011) (a)	795,000
	Finance Authority Industrial Development Revenue, Transparent Container Co., VRDN (LOC: JPMorgan Chase Bank)
1,490,000	0.380%, 08/01/2024 (Putable on 08/05/2011) (a)	1,490,000
	Phoenix Realty Special Account-U LP Multifamily Housing Revenue, Brightons Mark, VRDN (LOC: Northern Trust Co.)
4,000,000	0.210%, 04/01/2020 (Putable on 08/05/2011) (a)	4,000,000
	Village of Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Foods, VRDN (LOC: JPMorgan Chase Bank)
2,535,000	0.380%, 10/01/2025 (Putable on 08/05/2011) (a)	2,535,000

		56,915,000

Indiana-5.1%
	Finance Authority Industrial Revenue, IB & B LLC-Series A, VRDN (LOC: Bank of Montreal)
1,700,000	0.200%, 04/01/2036 (Putable on 08/05/2011) (a)	1,700,000
	Health Facilities Finance Authority Revenue, Sothern Indiana Rehab Hospital, VRDN (LOC: JPMorgan Chase Bank)
1,075,000	0.230%, 04/01/2020 (Putable on 08/05/2011) (a)	1,075,000
	Hobart Economic Development Revenue, Albanese Confectionary-Series A, VRDN (LOC: Bank of Montreal)
3,385,000	0.250%, 07/01/2031 (Putable on 08/05/2011) (a)	3,385,000
	Saint Joseph County Educational Facilities, Holly Cross College, VRDN (LOC: Fifth Third Bank)
5,645,000	0.300%, 09/01/2025 (Putable on 08/05/2011) (a)	5,645,000
	Valparaiso Economic Development Revenue, Task Force Tips, Inc., VRDN (LOC: Bank of Montreal)
8,555,000	0.200%, 05/01/2033 (Putable on 08/05/2011) (a)	8,555,000

		20,360,000

Kansas-0.3%
	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN (LOC: U.S. Bank N.A.)
1,110,000	0.260%, 04/01/2036 (Putable on 08/05/2011) (a)	1,110,000

Kentucky-1.1%
	Bardstown Industrial Development Revenue, JAV Investment LLC, VRDN (LOC: JPMorgan Chase Bank)
900,000	0.380%, 06/01/2031 (Putable on 08/05/2011) (a)	900,000
	Hancock County Industrial Development Revenue, Precision Roll Grinders, VRDN (LOC: JPMorgan Chase Bank)
135,000	0.580%, 06/01/2012 (Putable on 08/05/2011) (a)	135,000
	Montgomery County Industrial Building Revenue, Connecticut Fineblanking Corp., VRDN (LOC: Bank of America N.A.)
1,765,000	0.290%, 08/01/2015 (Putable on 08/05/2011) (a)	1,765,000
	Oldham County Industrial Building Revenue, Parts Unlimited, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,510,000	0.250%, 11/01/2020 (Putable on 08/05/2011) (a)	1,510,000

		4,310,000

Louisiana-0.9%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc., VRDN (LOC: Bank of America N.A.)
2,870,000	0.150%, 01/01/2028 (Putable on 08/05/2011) (a)	2,870,000
	Parish of Ascension Revenue, BASF Corp., VRDN (CS: BASF Corp.)
700,000	0.240%, 12/01/2028 (Putable on 08/01/2011) (a)	700,000

		3,570,000

Maryland-0.3%
	State Industrial Development Financing Authority Revenue, Greater Washington Jewish Community, VRDN (LOC: PNC Bank N.A.)
1,294,000	0.800%, 12/01/2018 (Putable on 08/05/2011) (a)	1,294,000

Massachusetts-2.3%
	Commonwealth of Massachusetts, Consolidation Loan-Series A, VRDN (SPA: Dexia Credit Local)
9,100,000	1.000%, 03/01/2026 (Putable on 08/01/2011) (a)	9,100,000

Michigan-6.0%
	Macomb County Economic Development Corp., Aim Plastics, Inc., VRDN (LOC: Comerica Bank)
950,000	0.230%, 06/01/2037 (Putable on 08/05/2011) (a)	950,000
	Oakland County Economic Development Corp. Revenue, IBC North America Inc., Project, VRDN (LOC: Comerica Bank)
2,100,000	0.230%, 07/01/2023 (Putable on 08/05/2011) (a)	2,100,000
	Sterling Heights Economic Development Corp., Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
300,000	0.280%, 02/01/2016 (Putable on 08/05/2011) (a)	300,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
1,220,000	0.350%, 05/01/2018 (Putable on 08/05/2011) (a)	1,220,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.350%, 03/01/2027 (Putable on 08/05/2011) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
7,600,000	0.300%, 11/01/2023 (Putable on 08/05/2011) (a)	7,600,000
	Strategic Fund Limited Obligation Revenue, Greenpath, Inc., VRDN (LOC: Fifth Third Bank)
2,865,000	0.300%, 12/01/2017 (Putable on 08/05/2011) (a)	2,865,000
	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center, VRDN (LOC: Fifth Third Bank)
7,645,000	0.300%, 03/01/2037 (Putable on 08/05/2011) (a)	7,645,000

		24,080,000

Minnesota-0.4%
	Blooming Prairie Industrial Development Revenue, Metal Services, VRDN (LOC: U.S. Bank N.A.)
1,445,000	0.320%, 12/01/2026 (Putable on 08/05/2011) (a)	1,445,000

Mississippi-0.4%
	Business Finance Corp., Epco Carbondioxide Products, VRDN (LOC: Comerica Bank)
1,500,000	0.180%, 03/01/2017 (Putable on 08/05/2011) (a)	1,500,000

Missouri-2.4%
	St. Charles County Industrial Development Authority Revenue, Newco Enterprises Inc., Project-Series A, VRDN (LOC: BMO Harris Bank N.A.)
4,770,000	0.260%, 12/01/2029 (Putable on 08/05/2011) (a)	4,770,000
	State Environmental Improvement & Energy Resources Authority Revenue, Utilicorp United, Inc., VRDN (LOC: Bank of America N.A.)
4,800,000	0.300%, 05/01/2028 (Putable on 08/05/2011) (a)	4,800,000

		9,570,000

New Jersey-3.8%
	Health Care Facilities Financing Authority-Series A-3, VRDN (LOC: Wells Fargo Bank N.A.)
3,970,000	0.110%, 07/01/2035 (Putable on 08/05/2011) (a)	3,970,000
	Passaic County, General Obligation Refunding
1,210,000	2.000%, 05/01/2012	1,218,536
	State Health Care Facilities Financing Authority Revenue, Wiley Mission Project, VRDN (LOC: TD Bank N.A
1,700,000	0.160%, 07/01/2029 (Putable on 08/05/2011) (a)	1,700,000
	State Housing & Mortgage Finance Agency Revenue-Series 3, VRDN (LOC: Dexia Credit Local)
8,400,000	3.000%, 11/01/2046 (Putable on 08/05/2011) (a)	8,400,000

		15,288,536

New Mexico-0.2%
	Albuquerque Industrial Development Revenue, Krasten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
935,000	0.230%, 12/01/2017 (Putable on 08/05/2011) (a)	935,000

New York-5.6%
	Albany Industrial Development Agency, Albany History Institute-Series A, VRDN (LOC: KeyBank N.A.)
1,575,000	0.230%, 06/01/2019 (Putable on 08/05/2011) (a)	1,575,000
	City of New York General Obligation Bond Unlimited-Subseries H-1, VRDN (LOC: Dexia Credit Local)
3,900,000	1.400%, 01/01/2036 (Putable on 08/01/2011) (a)	3,900,000
	City of New York General Obligation Bond Unlimited-Subseries H-2, VRDN (LOC: Dexia Credit Local)
5,715,000	1.400%, 01/01/2036 (Putable on 08/01/2011) (a)	5,715,000
	Guilderland Industrial Development Agency, Multi-Mode-Wildwood-Series A, VRDN (LOC: KeyBank N.A.)
1,510,000	0.270%, 07/01/2032 (Putable on 08/05/2011) (a)	1,510,000
	Monroe County Industrial Development Agency, Hillside Children’s Center, VRDN (LOC: KeyBank N.A.)
2,370,000	0.270%, 08/01/2018 (Putable on 08/05/2011) (a)	2,370,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN (LOC: CitiBank N.A.)
915,000	0.700%, 08/01/2017 (Putable on 08/05/2011) (a)	915,000
	New York City Municipal Water Finance Authority Revenue, Water and Sewer System-Series C, VRDN (SPA: Dexia Credit Local)
5,000,000	1.400%, 06/15/2033 (Putable on 08/01/2011) (a)	5,000,000
	Otsego County Industrial Development Agency, Templeton Foundation-Series A, VRDN (LOC: KeyBank N.A.)
1,385,000	0.270%, 06/01/2027 (Putable on 08/05/2011) (a)	1,385,000

		22,370,000

North Carolina-1.5%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Diebold Inc., VRDN (LOC: Bank of America N.A.)
1,000,000	0.720%, 06/01/2017 (Putable on 08/05/2011) (a)	1,000,000
	Martin County Industrial Facilities & Pollution Control Financing Authority, Industrial Develponment-Penco Products, VRDN (LOC: KeyBank N.A.)
5,000,000	1.000%, 09/01/2022 (Putable on 08/05/2011) (a)	5,000,000

		6,000,000

Ohio-2.2%
	Cuyahoga County Civic Facilities, Fairfax Development Corp., VRDN (LOC: KeyBank N.A.)
3,815,000	0.270%, 06/01/2022 (Putable on 08/05/2011) (a)	3,815,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,715,000	0.350%, 06/01/2018 (Putable on 08/05/2011) (a)	2,715,000

	Summit County Port Authority Facilities, KB Compost Services, Inc., VRDN (LOC: PNC Bank N.A.)
2,375,000	0.240%, 04/01/2021 (Putable on 08/05/2011) (a)	2,375,000

		8,905,000

Oklahoma-0.7%
	Claremore Industrial & Redevelopment Authority, Whirlwind Steel Buildings, VRDN (LOC: JPMorgan Chase Bank)
1,100,000	0.380%, 09/01/2016 (Putable on 08/05/2011) (a)	1,100,000
	Muskogee City-County Trust Port Authority Revenue, Metals USA, Inc., VRDN (LOC: Bank of America N.A.)
1,850,000	0.250%, 05/01/2023 (Putable on 08/05/2011) (a)	1,850,000

		2,950,000

Oregon-1.8%
	Portland Housing Authority, Floyd Light, VRDN (LOC: Bank of America N.A.)
1,400,000	0.240%, 12/01/2027 (Putable on 08/05/2011) (a)	1,400,000
	State Economic Development Revenue, YoCream, VRDN (LOC: KeyBank N.A.)
5,925,000	0.270%, 02/01/2037 (Putable on 08/05/2011) (a)	5,925,000

		7,325,000

Pennsylvania-4.1%
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.240%, 09/01/2032 (Putable on 08/05/2011) (a)	2,200,000
	Higher Educational Facilities Authority, Holly Family College-Series A, VRDN (LOC: TD Bank N.A.)
2,045,000	0.100%, 12/01/2032 (Putable on 08/05/2011) (a)	2,045,000
	Philadelphia Authority for Industrial Development, Gift of Life Donor Program, VRDN (LOC: TD Bank N.A.)
7,700,000	0.100%, 12/01/2034 (Putable on 08/05/2011) (a)	7,700,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A (LOC: Wells Fargo Bank N.A.)
4,450,000	0.470%, 07/01/2037 (Putable on 07/01/2012)	4,450,000

		16,395,000

South Carolina-1.9%
	State Jobs-Economic Development Authority, Dorris Properties LLC Project, VRDN (LOC: TD Bank N.A.)
2,400,000	0.250%, 07/01/2032 (Putable on 08/05/2011) (a)	2,400,000
	State Jobs-Economic Development Authority, Franco Manufacturing Co., Inc., VRDN (LOC: Bank of America N.A.)
3,590,000	0.260%, 05/01/2019 (Putable on 08/05/2011) (a)	3,590,000
	State Jobs-Economic Development Authority, Supreme Machined Products Co., VRDN (LOC: Bank of America N.A.)
1,500,000	0.470%, 06/01/2015 (Putable on 08/05/2011) (a)	1,500,000

		7,490,000

Tennessee-1.9%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.300%, 05/01/2036 (Putable on 08/05/2011) (a)	7,500,000

Texas-13.0%
	Dallam County Industrial Development Corp., Cons Dairy Management LLC, VRDN (LOC: Great Plains AG Credit, Wells Fargo Bank N.A.)
2,100,000	0.110%, 01/01/2027 (Putable on 08/05/2011) (a)	2,100,000
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Great Plains AG Credit, Wells Fargo Bank N.A.)
2,600,000	0.380%, 07/01/2037 (Putable on 08/05/2011) (a)	2,600,000

	Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue-Series 3029, VRDN (CS: Assured Guaranty; LIQ: JPMorgan Chase Bank)
5,000,000	0.220%, 05/01/2012 (Putable on 08/05/2011) (a)	5,000,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.300%, 01/01/2026 (Putable on 08/05/2011) (a)	3,250,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A, (CS: Branch Bank & Trust, Jefferson Refinery LLC)
10,000,000	0.500%, 12/01/2040 (Putable on 09/29/2011) (a)	10,000,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.240%, 04/01/2033 (Putable on 08/05/2011) (a)	5,600,000
	Tarrant County Health Facilities Development Corp., Cumberland Rest, Inc., VRDN (LOC: HSH Nordbank AG)
4,480,000	1.060%, 08/15/2036 (Putable on 08/01/2011) (a)	4,480,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
14,355,000	0.760%, 06/01/2038 (Putable on 08/05/2011) (a)	14,355,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
4,460,000	0.760%, 06/01/2031 (Putable on 08/05/2011) (a)	4,460,000

		51,845,000

Utah-0.4%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc., VRDN (LOC: KeyBank N.A.)
1,460,000	1.000%, 04/01/2019 (Putable on 08/05/2011) (a)	1,460,000

Vermont-0.4%
	Economic Development Authority, Hazelett Strip-Casting, VRDN (LOC: KeyBank N.A.)
1,395,000	0.350%, 12/01/2012 (Putable on 08/05/2011) (a)	1,395,000

Virginia-1.2%
	Brunswick County Industrial Development Authority Revenue, Aegis Waste Solutions, Inc., VRDN (LOC: Bank of America N.A.)
3,000,000	0.630%, 01/01/2017 (Putable on 08/05/2011) (a)	3,000,000
	Peninsula Ports Authority Revenue, Dominion Terminal Associates-Series C, VRDN (LOC: U.S. Bank N.A.)
1,620,000	0.300%, 07/01/2016 (Putable on 08/01/2011) (a)	1,620,000

		4,620,000

Washington-8.3%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
1,250,000	0.380%, 10/01/2016 (Putable on 08/05/2011) (a)	1,250,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: KeyBank N.A.)
1,400,000	1.200%, 08/01/2033 (Putable on 08/05/2011) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: KeyBank N.A.)
1,110,000	1.200%, 11/01/2023 (Putable on 08/05/2011) (a)	1,110,000
	Economic Development Finance Authority, Wesmat Co., Inc.-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.280%, 07/01/2032 (Putable on 08/05/2011) (a)	2,745,000
	Health Care Facilities Authority, Kadlec Medical Center-Series B, VRDN (CS: Assured Guaranty; SPA: KeyBank N.A.)
8,800,000	0.200%, 12/01/2036 (Putable on 08/05/2011) (a)	8,800,000
	Port Bellingham Industrial Development Corp., Hempler Foods Group, VRDN (LOC: Bank of Montreal)
6,125,000	0.200%, 07/01/2036 (Putable on 08/05/2011) (a)	6,125,000

	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: KeyBank N.A.)
2,925,000	0.350%, 02/01/2027 (Putable on 08/05/2011) (a)	2,925,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: KeyBank N.A.)
1,350,000	0.250%, 06/01/2040 (Putable on 08/05/2011) (a)	1,350,000
	State Housing Finance Commission, Mirabella-Series A, VRDN (LOC: HSH Nordbank AG)
7,170,000	1.060%, 03/01/2036 (Putable on 08/01/2011) (a)	7,170,000

		32,875,000

Wisconsin-0.8%
	Elkhorn Industrial Development Revenue, Lanco Precision Plus, VRDN (LOC: JPMorgan Chase Bank)
100,000	0.650%, 11/01/2019 (Putable on 08/05/2011) (a)	100,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.380%, 08/01/2026 (Putable on 08/05/2011) (a)	1,000,000
	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
1,125,000	0.420%, 07/01/2021 (Putable on 08/05/2011) (a)	1,125,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.330%, 03/01/2022 (Putable on 08/05/2011) (a)	1,000,000

		3,225,000

	Total Municipal Bonds (Cost $381,334,536)	381,334,536

Shares

Money Market Funds-2.6%
10,519,211	BlackRock Liquidity Funds: MuniCash Portfolio, 0.02%	10,519,211
16,828	Western Asset Institutional Tax Free Reserves Fund, 0.13%	16,828

	Total Money Market Funds (Cost $10,536,039)	10,536,039

	Total Investments (Cost $391,870,575)-98.3%	391,870,575
	Other Assets in Excess of Liabilities-1.7%	6,662,855

	TOTAL NET ASSETS 100.0%	$398,533,430

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2011.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CS-Credit Support
LIQ-Liquidity Facility
LOC-Letter of Credit
PLC-Public Limited Company
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments July 31, 2011 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-93.3%

Alabama-6.7%
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A, VRDN (SPA: National Rural Utilities Finance)
$5,000,000	1.000%, 11/15/2038 (Putable on 11/15/2011) (a)	$5,000,800
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C, VRDN (SPA: National Rural Utilities Finance)
2,000,000	1.000%, 12/01/2024 (Putable on 12/01/2011) (a)	2,000,380
	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN (LOC: Regions Bank)
1,410,000	1.850%, 04/01/2016 (Putable on 08/05/2011) (a)	1,410,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A, VRDN (LOC: Regions Bank)
5,915,000	1.300%, 05/01/2032 (Putable on 08/05/2011) (a)	5,915,000
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co.-Barry Plant, VRDN (CS: Alabama Power Co.)
20,000,000	1.000%, 07/15/2034 (Putable on 08/22/2012) (a)	20,006,400
	The Health Care Authority for Baptist Health-Series A, VRDN (CS: Baptist Health)
5,795,000	6.125%, 11/15/2036 (Putable on 05/15/2012) (a)	5,923,591
	The Medical Clinic Board of The City of Gulf Shores Revenue, Colonial Pinnacle MOB Project, VRDN (LOC: Regions Bank)
2,355,000	1.200%, 07/01/2034 (Putable on 08/05/2011) (a)	2,355,000
	Tuscaloosa County Industrial Development Authority Gulf Opportunity Zone Bonds Revenue, Hunt Refining Project-Series A, VRDN (LOC: Banco Bilbao Vizcaya)
50,000,000	1.720%, 12/21/2029 (Putable on 08/05/2011) (a)	50,000,000

		92,611,171

Arizona-2.7%
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project, VRDN (CS: Arizona Electric Power Cooperative, Inc.)
13,200,000	1.250%, 09/01/2024 (Putable on 09/01/2011) (a)	13,202,244
	Coconino County Pollution Control Corp. Revenue, Arizona Public Services Navajo-Series A (CS: Arizona Public Service Corp.)
4,120,000	3.625%, 10/01/2029 (Putable on 07/13/2013)	4,204,913
	Flagstaff, Aspen Place Sawmill Improvement District (CS: Flagstaff Arizona Revenue)
500,000	5.000%, 01/01/2013	501,525
	Maricopa County Pollution Control Corp., Arizona Public Services Co.-Series B (CS: Arizona Public Service Corp.)
3,300,000	5.500%, 05/01/2029 (Putable on 05/01/2012)	3,404,544
	Navajo County Pollution Control Corp.-Series A (CS: Arizona Public Service Corp.)
8,250,000	5.000%, 06/01/2034 (Putable on 06/01/2012)	8,506,658
	Scottsdale Industrial Development Authority Hospital Revenue, Scottsdale Healthcare-Series F, ARN (CS: Assured Guaranty)
6,550,000	0.770%, 09/01/2045 (a)(b)	6,550,000
	University Medical Center Corp. Hospital Revenue
400,000	3.000%, 07/01/2012	405,260

		36,775,144

Arkansas-1.1%
	Baxter County Revenue, Baxter County Hospital (CS: Baxter County Regional Hospital, Inc.)
1,000,000	3.000%, 09/01/2011	1,000,900
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
5,180,000	1.300%, 06/01/2033 (Putable on 08/05/2011) (a)	5,180,000
	Pulaski County Public Facilities Board Revenue, Valley Heights Apartments II-Series C, VRDN (LOC: Regions Bank)
4,350,000	1.750%, 04/01/2040 (Putable on 08/05/2011) (a)	4,350,000
	State Development Finance Authority, Capri Apartments-Series F, VRDN (LOC: Regions Bank)
5,200,000	1.750%, 10/01/2030 (Putable on 08/05/2011) (a)	5,200,000

		15,730,900

California-11.1%
	Alameda Public Finance Authority Revenue, Harbor Bay-Series A (CS: Alameda Public Finance Authority)
800,000	4.000%, 09/02/2011	801,752
	Los Angeles County Schools Pooled Financing Program Participation Certificates, Tax & Revenue Anticipation Notes- Series A-3
5,000,000	2.000%, 03/30/2012	5,033,250
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty)
9,250,000	0.960%, 11/01/2036 (a)(b)	9,250,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty)
4,725,000	0.950%, 11/01/2036 (a)(b)	4,725,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty)
14,675,000	0.980%, 11/01/2036 (a)(b)	14,675,000
	Sacramento City Unified School District, Tax & Revenue Anticipation Notes
7,500,000	2.250%, 11/02/2011	7,510,050
	State Health Facilities Financing Authority Revenue, Community Program for Persons with Developmental Disabilities-Series A (CS: A Home for Life LLC)
1,400,000	4.000%, 02/01/2012	1,415,232
	State Housing Finance Agency Revenue, Multifamily Housing-Series A (CS: Assured Guaranty)
300,000	3.000%, 02/01/2034 (Putable on 08/05/2011)	300,000
	State Municipal Finance Authority Revenue, St. Andrews Parish, VRDN (LOC: Allied Irish Bank PLC)
10,625,000	5.500%, 09/01/2036 (Putable on 08/05/2011) (a)	10,625,000
	State Municipal Finance Authority Revenue, Vacaville Christian Schools, VRDN (LOC: Allied Irish Bank PLC)
15,785,000	4.300%, 08/01/2037 (Putable on 08/05/2011) (a)	15,785,000
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc. - Series A, VRDN (CS: Republic Services, Inc.)
45,000,000	1.625%, 08/01/2023 (Putable on 11/01/2011) (a)	45,000,000
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc. - Series B, VRDN (CS: Republic Services, Inc.)
1,800,000	1.250%, 08/01/2024 (Putable on 11/01/2011) (a)	1,800,000
	Statewide Communities Development Authority Revenue, Cathedral High School Project, VRDN (LOC: Allied Irish Bank)
21,260,000	5.000%, 04/01/2033 (Putable on 08/05/2011) (a)	21,260,000
	Twin Rivers Unified School District, School Facilities Boarding Program (CS: Assured Guaranty)
10,000,000	3.500%, 06/01/2027 (Putable on 05/31/2013)	10,001,200
5,000,000	3.500%, 06/01/2035 (Putable on 05/01/2013)	4,999,850

		153,181,334

Colorado-1.7%
	Denver City & County Airport Revenue-Series A (CS: AMBAC)
6,520,000	6.000%, 11/15/2011	6,546,145
	Denver City & County Airport Revenue-Subseries C2, VRDN (LOC: Landesbank Baden-Wurttemberg)
15,900,000	0.550%, 11/15/2025 (Putable on 08/31/2011) (a)	15,900,000
	E-470 Public Highway Authority Revenue-Series A-2 (CS: MBIA)
1,000,000	5.000%, 09/01/2039 (Putable on 09/01/2011)	1,002,270

		23,448,415

Connecticut-0.5%
	State Development Authority, Light & Power-Series A, VRDN (CS: Connecticut Light & Power)
6,500,000	1.250%, 05/01/2031 (Putable on 04/02/2012) (a)	6,508,580

Florida-4.8%
	Arcadia Housing Authority, Arcadia Oaks Associated, Ltd. (CS: TransAmerica Life Insurance Co.)
1,000,000	4.250%, 01/01/2012	1,000,600
	Broward County Housing Finance Authority, Golf View Gardens Apartments, VRDN (LOC: Regions Bank)
7,920,000	4.250%, 11/01/2043 (Putable on 08/05/2011) (a)	7,920,000
	Cape Coral Water & Sewer Revenue (CS: Cape Coral Water & Sewer)
4,820,000	6.000%, 10/01/2011	4,850,270
	Citizens Property Insurance Corp. Coastal Account Revenue, Senior Secured Notes-Series A-2 (CS: Citizens Property Ins. Corp.)
22,850,000	2.000%, 06/01/2012	23,124,657
	Lakeland Hospital System Revenue, Refunding Regional Health System
500,000	2.000%, 11/15/2011	501,920
	Lee County Housing Finance Authority Revenue, Heron Pond Apartments, VRDN (LOC: Regions Bank)
5,305,000	4.250%, 12/01/2043 (Putable on 08/05/2011) (a)	5,305,000
	Lee County, Solid Waste Systems (CS: MBIA)
5,000,000	5.625%, 10/01/2012	5,037,550
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
11,000,000	5.400%, 08/01/2023 (Putable on 08/01/2014)	11,000,000
	Miami-Dade County State Aviation-Series C (CS: MBIA)
5,185,000	5.250%, 10/01/2012	5,200,451
	North Sumter County Utility Dependent District Revenue
370,000	3.000%, 10/01/2011	370,503
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
900,000	2.750%, 12/01/2016 (Putable on 08/05/2011) (a)	900,000
	University Athletic Association, Inc., VRDN (LOC: SunTrust Bank)
320,000	3.750%, 10/01/2027 (Putable on 10/01/2011) (a)	321,357

		65,532,308

Georgia-3.4%
	Albany-Dougherty County Hospital Authority, Refunding Anticipation Certificates, Phoebe Putney Memorial-Series B, VRDN (LOC: Regions Bank)
7,400,000	1.250%, 09/01/2032 (Putable on 08/01/2011) (a)	7,400,000
	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series A (CS: Oglethorpe Power Corp)
11,240,000	2.500%, 01/01/2040 (Putable on 03/01/2013)	11,295,526
	DeKalb County Housing Authority, Stone Mill Run Apartments, VRDN (LOC: Regions Bank)
1,310,000	1.850%, 08/01/2027 (Putable on 08/05/2011) (a)	1,310,000
	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,300,000	1.850%, 12/01/2021 (Putable on 08/05/2011) (a)	1,300,000
	Gainesville & Hall County Development Authority Tax-Exempt Revenue, Atex, Inc. Project, VRDN (LOC: Regions Bank)
2,570,000	1.800%, 09/01/2023 (Putable on 08/05/2011) (a)	2,570,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
11,900,000	0.450%, 03/01/2041 (Putable on 08/05/2011) (a)	11,900,000
	Rome-Floyd County Development Authority Revenue, Steel King Industries Inc., VRDN (LOC: Bank Of Montreal)
1,850,000	0.750%, 07/01/2020 (Putable on 08/05/2011) (a)	1,850,000
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
9,430,000	1.200%, 10/01/2028 (Putable on 08/05/2011) (a)	9,430,000

		47,055,526

Illinois-7.1%
	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment, VRDN (LOC: Fifth Third Bank)
26,760,000	1.500%, 12/01/2023 (Putable on 08/05/2011) (a)	26,760,000
	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN (LOC: Allied Irish Bank PLC)
9,000,000	4.320%, 08/15/2031 (Putable on 08/05/2011) (a)	9,000,000
	Springfield Airport Authority, Allied-Signal Inc., VRDN (CS: Honeywell Int.)
4,400,000	6.500%, 09/01/2018 (Putable on 08/05/2011) (a)	4,400,000
	State General Obligation Bond Unlimited-Series B (CS: Illinois St.)
2,000,000	5.000%, 03/01/2012	2,045,840
	State General Obligation Bond Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
55,400,000	3.100%, 10/01/2033 (Putable on 08/05/2011) (a)	55,400,000

		97,605,840

Indiana-2.4%
	Columbus Industrial Revenue, Mill Division, VRDN (LOC: SunTrust Bank)
6,750,000	0.620%, 05/01/2015 (Putable on 08/05/2011) (a)	6,750,000
	Hammond Local Public Improvement Bond Bank Revenue, Advance Funding Program Notes-Series A (LOC: Fifth Third Bank)
1,500,000	3.000%, 01/03/2012	1,507,650
	State Finance Authority Revenue, Education Facilities Obligation Group Project, VRDN (LOC: Allied Irish Bank PLC)
7,310,000	4.200%, 06/01/2038 (Putable on 08/05/2011) (a)	7,310,000
	State Finance Authority Revenue, Marion General Hospital-Series A, VRDN (LOC: Regions Bank)
17,580,000	1.200%, 07/01/2035 (Putable on 08/05/2011) (a)	17,580,000

		33,147,650

Iowa-0.1%
	Coralville General Obligation Annual Appropriation, Refunding Urban Renewal-Series D-1 (CS: Coralville, VA)
940,000	2.000%, 06/01/2012	946,947

Kentucky-1.3%
	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer, VRDN (LOC: PNC Bank N.A.)
2,135,000	2.000%, 08/01/2016 (Putable on 02/01/2012) (a)	2,135,000
	Pikeville Educational Facilities Revenue, Bond Anticipation Notes
5,000,000	4.000%, 05/01/2013	5,089,300
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN (CS: National Rural Utilities Corp.)
3,650,000	1.250%, 08/15/2023 (Putable on 02/15/2012) (a)	3,650,292
	Wilmore Industrial Building Revenue, Asbury Theological, VRDN (LOC: Regions Bank)
6,810,000	1.200%, 08/01/2031 (Putable on 08/05/2011) (a)	6,810,000

		17,684,592

Louisiana-3.7%
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., VRDN (LOC: Regions Bank)
775,000	3.700%, 04/01/2023 (Putable on 08/05/2011) (a)	775,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc.,-Series A, VRDN (LOC: Regions Bank)
5,000,000	3.700%, 02/01/2027 (Putable on 08/05/2011) (a)	5,000,000
	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN (CS: Sara Lee Corp.)
4,600,000	4.530%, 06/01/2024 (Putable on 08/01/2011) (a)	4,600,000
	North Webster Parish Industrial Development Revenue, CSP Project, VRDN (LOC: Regions Bank)
2,065,000	3.770%, 09/01/2021 (Putable on 08/05/2011) (a)	2,065,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
2,290,000	1.800%, 12/01/2016 (Putable on 08/05/2011) (a)	2,290,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal-Series A (LOC: Wells Fargo Bank N.A.)
20,000,000	1.200%, 03/15/2025 (Putable on 09/22/2011)	20,024,400
	St. Tammany Parish Development District Gulf Opportunity Zone Revenue, Slidell Development Co. LLC Project-Series A, VRDN (LOC: Regions Bank)
1,210,000	1.200%, 05/01/2038 (Putable on 08/05/2011) (a)	1,210,000
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	1.800%, 12/01/2032 (Putable on 08/05/2011)	2,050,000
	State Public Facilities Authority Revenue, Century Wilshire, Inc. Project, VRDN (LOC: Regions Bank)
8,495,000	1.200%, 02/01/2033 (Putable on 08/05/2011) (a)	8,495,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
2,850,000	1.500%, 07/01/2033 (Putable on 08/05/2011) (a)	2,850,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One, LOC: Hibernia National Bank)
1,520,000	1.500%, 07/01/2033 (Putable on 08/05/2011) (a)	1,520,000

		50,879,400

Maryland-1.1%
	State Health & Higher Educational Facilities Authority Revenue, Woodmont Academy, VRDN (LOC: Allied Irish Bank PLC)
14,930,000	4.100%, 07/01/2038 (Putable on 08/05/2011) (a)	14,930,000

Massachusetts-1.8%
	State Commonwealth, Consolidation Loan-Series A, VRDN (SPA: Dexia Credit)
16,300,000	1.000%, 03/01/2026 (Putable on 08/01/2011) (a)	16,300,000
	State Development Finance Agency, Waste Management, Inc.-Series B (CS: Waste Management, Inc.)
2,250,000	3.400%, 12/01/2029 (Putable on 12/01/2012)	2,309,872
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-1 (CS: Northeastern University)
3,500,000	4.125%, 10/01/2037 (Putable on 02/16/2012)	3,573,010
	State Health & Educational Facilities Authority Revenue, Northeastern University-Series T-2 (CS: Northeastern University)
2,000,000	4.100%, 10/01/2037 (Putable on 04/19/2012)	2,054,520
	State Health & Educational Facilities Authority Revenue, Springfield College (CS: Springfield College)
760,000	3.000%, 10/15/2011	761,748

		24,999,150

Michigan-6.6%
	Oakland County Economic Development Corp. Revenue, Pontiac Vision Schools Project, VRDN (LOC: Allied Irish Bank PLC)
11,150,000	5.000%, 08/01/2020 (Putable on 08/05/2011) (a)	11,150,000
	State Finance Authority, State Aid Revenue Notes -Series A-1 (CS: Detroit CSD)
10,000,000	6.450%, 02/20/2012	10,210,700
	State Finance Authority, State Aid Revenue Notes-Series E (CS: Detroit CSD)
17,000,000	4.750%, 08/22/2011	17,026,350
	State Housing Development Authority Revenue-Series A, VRDN (CS: Assured Guaranty, SPA: DEPFA Bank PLC)
31,530,000	1.700%, 04/01/2040 (Putable on 08/05/2011) (a)	31,530,000
	State Strategic Fund Limited Obligation Revenue, Father Gabriel High School Project, VRDN (LOC: Allied Irish Bank PLC)
11,780,000	4.320%, 05/01/2032 (Putable on 08/05/2011) (a)	11,780,000
	State Strategic Fund Limited Obligation Revenue, Industrial Development Bank Real Estate Project, VRDN (LOC: Fifth Third Bank)
1,730,000	1.500%, 12/01/2023 (Putable on 08/05/2011) (a)	1,730,000
	State Strategic Fund Limited Obligations Revenue, Detroit Education Court (CS: Detroit Edison Co.)
3,000,000	3.050%, 08/01/2024 (Putable on 12/03/2012)	3,041,580
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: JPMorgan Chase Bank)
800,000	0.650%, 05/01/2018 (Putable on 08/05/2011) (a)	800,000
	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc., VRDN (LOC: JPMorgan Chase Bank)
300,000	0.650%, 09/01/2016 (Putable on 08/05/2011) (a)	300,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	1,541,850
1,910,000	4.625%, 12/01/2012	1,992,531

		91,103,011

Minnesota-0.1%
	Saint Paul Port Authority Revenue, Bix Fruit Co.,-Series A, VRDN (LOC: Bank Of Montreal)
1,200,000	0.850%, 02/01/2018 (Putable on 08/05/2011) (a)	1,200,000

Mississippi-2.0%
	State Business Finance Corp., Best Buy Plaza LP, VRDN (LOC: Regions Bank)
6,560,000	1.200%, 09/01/2033 (Putable on 08/05/2011) (a)	6,560,000
	State Business Finance Corp., Hattiesburg Clinic Professional Association Project, VRDN (LOC: Regions Bank)
6,495,000	1.200%, 11/01/2026 (Putable on 08/05/2011) (a)	6,495,000
	State Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project (CS: Waste Management, Inc.)
2,900,000	1.750%, 03/01/2029 (Putable on 09/01/2011)	2,901,537
	State Business Finance Corp., Tri-State Truck Center, Inc. Project, VRDN (LOC: Regions Bank)
5,280,000	1.300%, 03/01/2033 (Putable on 08/05/2011) (a)	5,280,000
	State Home Corp. Multifamily Housing Authority Revenue, Chapel Ridge Apartments, VRDN (LOC: Regions Bank)
6,050,000	1.750%, 05/01/2031 (Putable on 08/05/2011) (a)	6,050,000
	State Hospital Equipment & Facilities Authority Revenue, Baptist Health System, Inc. (CS: Mississippi Baptist Health Systems, Inc.)
750,000	5.000%, 08/15/2011	750,915

		28,037,452

Missouri-1.2%
	Branson Creek Community Improvement District, Special Assessment, VRDN (LOC: Regions Bank)
10,950,000	2.330%, 03/01/2022 (Putable on 08/05/2011) (a)	10,950,000
	Saint Louis County Industrial Development Authority, Metal Products, VRDN (LOC: Bank Of Montreal)
2,525,000	0.520%, 02/01/2023 (Putable on 08/05/2011) (a)	2,525,000
	Springfield Industrial Development Authority, Edco Group, Inc., VRDN (LOC: Bank Of Montreal)
2,500,000	0.260%, 10/01/2027 (Putable on 08/05/2011) (a)	2,500,000

		15,975,000

Multi-State-0.2%
	Theop, LLC, ARN (CS: American Housing Foundation)
4,700,000	0.372%, 01/01/2039 (a)(b)(c)(d)	2,956,300

Nebraska-2.0%
	State Educational Finance Authority Revenue, Refunding Creighton University Projects, VRDN (LOC: JPMorgan Chase Bank)
27,630,000	0.200%, 07/01/2035 (Putable on 08/01/2011) (a)	27,630,000

New Hampshire-0.4%
	State Business Financing Authority, United Illuminating Co. (CS: United Illuminating Co.)
1,000,000	7.125%, 07/01/2027 (Putable on 02/01/2012)	1,029,730
	State Business Financing Authority, United Illuminating Co.-Series A (CS: United Illuminating Co.)
5,000,000	6.875%, 12/01/2029 (Putable on 02/01/2012)	5,133,400

		6,163,130

New Jersey-3.6%
	Gloucester County Improvement Authority, Waste Management, Inc.-Series A (CS: Waste Management, Inc.)
4,625,000	2.625%, 12/01/2029 (Putable on 12/03/2012)	4,713,754
	Gloucester County Improvement Authority, Waste Management, Inc.-Series B (CS: Waste Management, Inc.)
1,000,000	3.375%, 12/01/2029 (Putable on 12/03/2012)	1,026,390
	Health Care Facilities Finance Authority Revenue, Trinitas Hospital-Series A Convertible (CS: Trinitas Hospital)
230,000	4.750%, 07/01/2012	234,002
	Newark Tax Anticipation Notes-Series A (CS: Newark, NJ)
28,000,000	3.700%, 02/08/2012	28,113,960
	State Economic Development Authority Revenue, Refunding El Dorado Terminals Co. Project-Series A, VRDN (CS: Dow Chemical Company)
3,770,000	0.875%, 12/01/2021 (Putable on 10/01/2011) (a)	3,770,226
	State Higher Education Assistance Authority Student Loan Revenue-Series 1
2,200,000	3.000%, 12/01/2012	2,233,572
	State Housing & Mortgage Finance Agency Revenue-Series 3, VRDN (LOC: Dexia Credit Local)
6,400,000	3.000%, 11/01/2046 (Putable on 08/05/2011) (a)	6,400,000
	Tobacco Settlement Financing Corp. (CS: Tobacco Settlement Fund)
660,000	5.750%, 06/01/2032	690,281
	Town of Harrison, Tax Anticipation Notes (CS: Harrison, NJ)
2,595,000	4.250%, 12/01/2011	2,596,712

		49,778,897

New York-0.3%
	New York City Industrial Development Agency Civic Facilities Revenue, Columbia Grammar & Prep., VRDN (LOC: Allied Irish Bank PLC)
4,235,000	4.000%, 12/31/2034 (Putable on 08/05/2011) (a)	4,235,000
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	463,350

		4,698,350

North Carolina-1.1%
	State Capital Facilities Finance Agency Solid Waste Disposal Revenue, Republic Services, Inc.-Series B, VRDN (CS: Republic Services Inc)
15,000,000	1.200%, 12/01/2020 (Putable on 09/01/2011) (a)	15,000,000

Ohio-1.1%
	Akron Special Assessment (CS: Akron, OH)
3,000,000	2.500%, 09/30/2011	3,005,340
	Lorain General Obligation, Bond Anticipation Notes-Various Purpose-Series A (CS: Lorain, OH)
1,000,000	3.625%, 09/22/2011	1,001,000
	Marysville Tax Increment Financing Revenue, Bond Anticipation Notes-Coleman-Series A (LOC: Fifth Third Bank)
1,680,000	2.875%, 08/30/2011	1,681,327
	Marysville Tax Increment Financing Revenue, Bond Anticipation Notes-Roadway Improvement-Series B (LOC: Fifth Third Bank)
1,000,000	3.000%, 08/30/2011	1,000,890
	State Air Quality Development Authority, First Energy- Series C (CS: First Energy)
2,485,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,501,426

	State Water Development Authority, First Energy-Series B (CS: First Energy)
2,305,000	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,320,236
	Steubenville Hospital Revenue, Trinity Health Services (CS: Trinity Health Systems)
500,000	2.000%, 10/01/2011	500,485
	Warrensville Heights, General Obligation Notes, Variable Purpose-Series 3 (CS: Warrensville Heights, OH)
2,875,000	2.500%, 09/09/2011	2,878,536

		14,889,240

Oklahoma-0.1%
	Cherokee Nation of Oklahoma National Healthcare System-Series 2006 (CS: ACA)
200,000	4.100%, 12/01/2011 (e)	201,536
	Tulsa Industrial Authority Revenue, University of Tulsa-Series A (CS: National Public Finance Guarantee Corp.)
1,570,000	6.000%, 10/01/2011	1,580,645

		1,782,181

Oregon-1.1%
	Gilliam County Solid Waste Disposal Authority Revenue, Waste Management, Inc. Project, VRDN (CS: Waste Management, Inc.)
15,000,000	1.700%, 10/01/2018 (Putable on 09/01/2011) (a)	15,007,350
	State Facilities Authority Revenue, Legacy Health Project-Series A (CS: Legacy Health System)
500,000	3.000%, 05/01/2012	506,795

		15,514,145

Pennsylvania-2.5%
	Allegheny County Airport Authority Revenue, Pittsburgh International Airport-Series A (CS: Pittsburgh International Airport)
500,000	4.000%, 01/01/2012	504,950
	Allegheny County Industrial Development Authority Revenue, Longwood Oakmont-Series A, VRDN (LOC: Allied Irish Bank PLC)
22,635,000	4.800%, 07/01/2038 (Putable on 08/01/2011) (a)	22,635,000
	State Economic Development Financing Authority Revenue, Exelon Generation (CS: Exelon Generation)
1,000,000	5.000%, 12/01/2042 (Putable on 06/01/2012)	1,025,040
	State Economic Development Financing Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
2,000,000	2.625%, 12/01/2033 (Putable on 12/03/2012) (a)	2,038,380
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.-Series A, VRDN (CS: Republic Services, Inc.)
3,000,000	1.250%, 04/01/2019 (Putable on 10/03/2011) (a)	3,000,180
	State Economic Development Financing Authority Solid Waste Disposal Revenue, Republic Services, Inc.-Series B, VRDN (CS: Republic Services, Inc.)
4,650,000	1.100%, 12/01/2030 (Putable on 10/03/2011) (a)	4,650,279

		33,853,829

Puerto Rico-3.7%
	Public Finance Corp., Commonwealth-Series A (CS: FGIC, LOC: Government Development Bank for Puerto Rico)
625,000	5.250%, 08/01/2031 (Putable on 02/01/2012)	634,850
	Public Finance Corp., Commonwealth-Series A (LOC: Government Development Bank for Puerto Rico)
29,185,000	5.750%, 08/01/2027 (Putable on 02/01/2012)	29,716,459
	Sales Tax Financing Corp.-Series A
20,000,000	5.000%, 08/01/2039	20,000,000

		50,351,309

Rhode Island-0.2%
	Providence Public Buildings Authority Revenue, Various Capital Projects-Series A (CS: Assured Guaranty)
500,000	3.000%, 06/15/2012	502,380
	State Economic Development Corp. Revenue, Airport Revenue Bonds-Series A (CS: National Public Finance Guarantee Corp.)
2,190,000	5.000%, 07/01/2012	2,246,174

		2,748,554

South Carolina-0.5%
	South Carolina Jobs Economic Development Revenue, Waste Management Project, VRDN
1,000,000	1.000%, 11/01/2016 (Putable on 11/01/2013) (a)	1,009,400
	State Jobs-Economic Development Authority Revenue, Goglanian Bakeries, Inc., VRDN (LOC: Zions First National Bank)
5,600,000	1.480%, 12/01/2029 (Putable on 08/05/2011) (a)	5,600,000

		6,609,400

Tennessee-2.7%
	Blount County Public Building Authority, Local Government Public Improvement-Series D- 3-A, VRDN (CS: Municipal Government Guaranteed; SPA: DEPFA Bank PLC)
1,775,000	0.950%, 06/01/2034 (Putable on 08/01/2011) (a)	1,775,000
	Franklin County Industrial Development Board Revenue, Zanini Tennessee, Inc. Project- Series B, VRDN (LOC: Regions Bank)
2,550,000	1.800%, 12/01/2020 (Putable on 08/05/2011) (a)	2,550,000
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series- 101-A-1, VRDN (SPA: DEPFA Bank PLC)
12,550,000	0.850%, 06/01/2037 (Putable on 08/01/2011) (a)	12,550,000
	Lewisburg Industrial Development Board, Waste Management, Inc. (CS: Waste Management, Inc.)
2,250,000	2.500%, 07/01/2012	2,281,972
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Summerwind Apartments Project, VRDN (LOC: Regions Bank)
3,035,000	2.700%, 12/01/2040 (Putable on 08/05/2011) (a)	3,035,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,415,000	1.830%, 06/01/2034 (Putable on 08/05/2011) (a)	3,415,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture, VRDN (LOC: Regions Bank)
4,800,000	2.220%, 12/01/2014 (Putable on 08/05/2011) (a)	4,800,000
	Sevier County Public Building Authority Revenue, Local Government Public Improvement- Series-VI-K-1, VRDN (SPA: DEPFA Bank PLC)
400,000	0.950%, 06/01/2034 (Putable on 08/01/2011) (a)	400,000
	Shelby County Airport Authority Revenue (CS: National Public Finance Guarantee Corp.)
1,000,000	5.500%, 11/15/2011	1,011,150
	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments, VRDN (LOC: Regions Bank)
4,705,000	1.750%, 03/01/2040 (Putable on 08/05/2011) (a)	4,705,000

		36,523,122

Texas-3.4%
	Coastal Bend Health Facilities Development Corp., Christus Health-Subseries B-2, ARN (CS: Assured Guaranty)
14,550,000	0.725%, 07/01/2031 (a)(b)	14,550,000
	Crawford Education Facilities Corp. Revenue, I.F. Obligated Group Project-Series A, VRDN (LOC: Allied Irish Bank PLC)
7,050,000	4.200%, 05/01/2038 (Putable on 08/05/2011) (a)	7,050,000
4,975,000	4.200%, 09/01/2039 (Putable on 08/05/2011) (a)	4,975,000
	Gulf Coast Industrial Development Authority Revenue, Cinergy Solutions, VRDN (CS: Duke Power)
6,000,000	0.960%, 05/01/2039 (Putable on 08/05/2011) (a)	6,000,000
	Harris County Health Facilities Development Corp., Christus Health-Series A-3, ARN (CS: Assured Guaranty)
4,900,000	0.725%, 07/01/2031 (a)(b)	4,900,000
	Houston Airport Systems Revenue, Subordinated Lien-Series A (CS: Assured Guaranty)
1,000,000	5.875%, 07/01/2012	1,002,800
	Matagorda County Navigation District No 1 AEP Texas Central Co. (CS: American Electric Power)
3,000,000	1.125%, 06/01/2030 (Putable on 06/01/2012)	3,001,470
	Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.-Series A, VRDN
5,000,000	1.150%, 01/01/2020 (Putable on 10/03/2011) (a)	5,000,300
	Sabine River Industrial Development Authority, Northeast Texas-NRU-84Q, VRDN (CS: National Rural Utilities Corp.)
400,000	1.200%, 08/15/2014 (Putable on 08/05/2011) (a)	400,028

		46,879,598

Virginia-3.3%
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
40,000,000	5.600%, 12/31/2047 (Putable on 08/05/2011) (a)	40,000,000
	Chesterfield County Economic Development Authority Revenue, Super Radiator Coils LP-Series A, VRDN (LOC: Bank Of Montreal)
3,400,000	0.260%, 04/01/2026 (Putable on 08/05/2011) (a)	3,400,000
	Staunton Industrial Development Authority Revenue, Specialty Blades Inc. Project, VRDN (LOC: Sun Trust Bank)
2,705,000	0.420%, 02/01/2027 (Putable on 08/05/2011) (a)	2,705,000

		46,105,000

Washington-1.8%
	King County Housing Authority, YWCA Family Village-Issaquah (CS: County Guaranteed)
700,000	2.400%, 01/01/2013	700,959
	State Economic Development Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc, VRDN (CS: Waste Management, Inc.)
4,545,000	1.750%, 06/01/2020 (Putable on 09/01/2011) (a)	4,547,182
20,000,000	1.750%, 11/01/2030 (Putable on 09/01/2011) (a)	20,009,600

		25,257,741

West Virginia-0.1%
	Monongalia County Building Commission Revenue, Monongalia Health System (CS: Monongalia Elder Services, Inc.)
825,000	2.000%, 07/01/2012	826,031
	State Hospital Finance Authority Revenue, Pallottine Health Services, Inc., VRDN (LOC: Fifth Third Bank)
1,135,000	0.550%, 10/01/2036 (Putable on 08/05/2011) (a)	1,135,000

		1,961,031

Wisconsin-5.6%
	Baraboo Industrial Development Revenue, Teel Plastics, Inc., VRDN (LOC: Bank Of Montreal)
2,300,000	0.660%, 11/01/2042 (Putable on 08/05/2011) (a)	2,300,000
	Ladysmith Solid Waste Disposal Facility Revenue, CityForest Corp. Project, VRDN (LOC: Associated Bank N.A.)
15,215,000	2.300%, 03/01/2028 (Putable on 08/05/2011) (a)	15,215,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: Bank Of Montreal)
1,605,000	0.660%, 12/01/2023 (Putable on 08/05/2011) (a)	1,605,000
	Pewaukee Industrial Development Revenue, Schutzman/Leibl-Series A, VRDN (LOC: Bank Of Montreal)
490,000	0.660%, 06/01/2019 (Putable on 08/05/2011) (a)	490,000
	State Health & Educational Facilities Authority Revenue, Bay Area Medical Center, Inc., VRDN (LOC: Bank Of Montreal)
18,945,000	1.000%, 02/01/2038 (Putable on 08/01/2011) (a)	18,945,000
	State Health & Educational Facilities Authority Revenue, Community Care, Inc., VRDN (LOC: Bank Of Montreal)
1,655,000	0.330%, 09/01/2032 (Putable on 08/05/2011) (a)	1,655,000
	State Health & Educational Facilities Authority Revenue, Gundersen Lutheran-Series B, VRDN (CS: Assured Guaranty; SPA: Dexia Credit Local)
31,760,000	2.500%, 12/01/2029 (Putable on 08/01/2011) (a)	31,760,000
	State Health & Educational Facilities Authority Revenue, Oakwood Village, VRDN (LOC: Bank Of Montreal)
485,000	0.090%, 08/15/2028 (Putable on 08/05/2011) (a)	485,000
	State Health & Educational Facilities Authority Revenue, Oakwood Village-Series B, VRDN (LOC: Bank Of Montreal)
110,000	0.090%, 08/15/2030 (Putable on 08/05/2011) (a)	110,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project, VRDN (LOC: Bank Of Montreal)
3,110,000	0.660%, 11/01/2036 (Putable on 08/05/2011) (a)	3,110,000
	Village of Mukwonago Industrial Development Revenue, Empire Level, VRDN (LOC: Bank Of Montreal)
1,300,000	0.660%, 08/01/2014 (Putable on 08/05/2011) (a)	1,300,000

		76,975,000

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	3.000%, 06/01/2024 (Putable on 08/05/2011) (a)	2,855,000

	Total Municipal Bonds (Cost $1,285,620,412)	1,285,884,247

Shares

Money Market Funds-1.3%
75,108	BlackRock Liquidity Funds: MuniCash Portfolio, 0.02%	75,108
18,215,988	Western Asset Institutional Tax Free Reserves Fund, 0.11%	18,215,988

	Total Money Market Funds (Cost $18,291,096)	18,291,096

Principal Amount

Short-Term Investments-5.1%
11,885,000	New Jersey Economic Development Revenue, (LOC: Dexia Credit Local) 6.70%	11,885,000
59,040,000	West Virginia Public Energy Authority Revenue, (LOC: Dexia Credit Local) 6.70%	59,040,000

	Total Short-Term Investments (Cost $70,925,000)	70,925,000

	Total Investments (Cost $1,374,836,508)-99.7%	1,375,100,343
	Other Assets in Excess of Liabilities-0.3%	3,915,459

	TOTAL NET ASSETS 100.0%	$1,379,015,802

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2011.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 4.2% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.2% of the Fund’s net assets.

(d) Private placement.

(e) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised less than 0.05% of the Fund’s net assets.

ACA-American Capital Access Holding, Ltd.
AGM-Assured Guaranty Municipal Corp.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
AS-Aktieselskab is the Danish term for a stock-based corporation.
CS-Credit Support
CSP-Continental Structural Plastics
FGIC-Federal Guaranty Insurance Co.
LIQ-Liquidity Facility
LOC-Letter of Credit
MBIA-Municipal bond Investor Assurance Corp.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note

Alpine Income Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of July 31, 2011, the Ultra Short Tax Optimized Income Fund held securities that are fair valued, which comprised 4.2% of the Fund’s net assets. The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Alpine Income Trust

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2011:

	Valuation Inputs

Ultra Short Tax Optimized Income Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Municipal Bonds
Multi-State	$—	$—	$2,956,300	$2,956,300
All Other	—	1,282,927,947	—	1,282,927,947
Money Market Funds	—	18,291,096	—	18,291,096
Short-Term Investments	—	70,925,000	—	70,925,000

Total	$—	$1,372,144,043	$2,956,300	$1,375,100,343

	Valuation Inputs

Municipal Money Market Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Municipal Bonds	$—	$381,334,536	$—	$381,334,536
Money Market Funds	—	10,536,039	—	10,536,039

Total	$—	$391,870,575	$—	$391,870,575

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Ultra Short Tax Optimized Income Fund

Balance as of October 31, 2010	$2,561,500
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	394,800
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of July 31, 2011	$2,956,300

Change in net unrealized depreciation on level 3 holdings held at period end	394,800

Alpine Income Trust

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Ultra Short Tax Optimized Income Fund

Cost of investments	$1,374,836,508
Gross unrealized appreciation	2,042,548
Gross unrealized depreciation	(1,778,713)

Net unrealized appreciation	$263,835

Municipal Money Market Fund

Cost of investments	$391,870,575
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

By (Signature and Title)*		/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 29, 2011

* Print the name and title of each signing officer under his or her signature.